Financing Income and Expenses (Schedule of Composition of Financing Income and Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financing income and expenses [Abstract]
Interest income from installment sale transactions	₪ 27	₪ 31	₪ 38
Net change in fair value of financial assets measured at fair value through profit or loss	12	14	6
Other	7	7	2
Financing income	46	52	46
Linkage expenses to CPI and interest expenses on long-term liabilities	(138)	(147)	(157)
Net change in fair value of derivatives	(7)	(8)
Discount amortization	(26)	(32)	(26)
Other	(19)	(9)	(13)
Financing expenses	(190)	(196)	(196)
Net financing expenses recognized in profit or loss	₪ (144)	₪ (144)	₪ (150)